Related Party Transactions and Balanes (Details) - USD ($)	1 Months Ended	12 Months Ended
	Feb. 28, 2019	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions and Balanes (Details) [Line Items]
Fair value of compensate service rendered by the employee		$ 827,413
Service period term		10 years
Ten Years Request Service Period [Member]
Related Party Transactions and Balanes (Details) [Line Items]
Transferred expenses		$ 827,413
Shanghai Xingzhong Investment Management LLP [Member]
Related Party Transactions and Balanes (Details) [Line Items]
Related party transaction balance			$ 14,364
Minimum [Member] | Shanghai Xingzhong Investment Management LLP [Member]
Related Party Transactions and Balanes (Details) [Line Items]
Transferred of equity interest	1.00%
Number of ordinary shares (in Shares)	29,970
Maximum [Member] | Shanghai Xingzhong Investment Management LLP [Member]
Related Party Transactions and Balanes (Details) [Line Items]
Transferred of equity interest	4.75%
Number of ordinary shares (in Shares)	142,229